UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2014 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks – 98.5% of Net Assets
	Aerospace & Defense – 2.3%
433,709	Boeing Co. (The)(b)	$55,245,852
557,505	Honeywell International, Inc.(b)	51,914,866
318,663	Raytheon Co.(b)	32,382,534
465,172	United Technologies Corp.(b)	49,122,163

		188,665,415

	Air Freight & Logistics – 0.8%
658,436	United Parcel Service, Inc., Class B(b)	64,717,675

	Airlines – 0.2%
239,865	American Airlines Group, Inc.(c)	8,510,410
121,400	United Continental Holdings, Inc.(c)(d)	5,680,306

		14,190,716

	Auto Components – 0.1%
162,452	Cooper Tire & Rubber Co.(b)	4,662,372
17,028	TRW Automotive Holdings Corp.(d)	1,724,085

		6,386,457

	Automobiles – 0.4%
2,101,689	Ford Motor Co.(b)	31,083,980
22,800	Tesla Motors, Inc.(c)(d)	5,533,104

		36,617,084

	Banks – 5.7%
169,647	Associated Banc-Corp(b)	2,955,251
4,799,946	Bank of America Corp.(b)	81,839,079
1,517,309	Citigroup, Inc.(b)	78,626,952
130,602	FirstMerit Corp.	2,298,595
1,817,285	JPMorgan Chase & Co.(b)	109,473,248
175,126	Old National Bancorp	2,271,384
1,094,085	U.S. Bancorp(b)	45,765,576
2,723,688	Wells Fargo & Co.(c)	141,277,697

		464,507,782

	Beverages – 2.3%
2,042,521	Coca-Cola Co. (The)(b)	87,133,946
156,355	Monster Beverage Corp.(b)(d)	14,333,063
949,730	PepsiCo, Inc.(b)	88,410,365

		189,877,374

	Biotechnology – 3.4%
95,835	Alexion Pharmaceuticals, Inc.(c)(d)	15,891,360
444,052	Amgen, Inc.(b)	62,371,544
122,646	Biogen Idec, Inc.(b)(d)	40,572,523
439,360	Celgene Corp.(c)(d)	41,642,541
841,896	Gilead Sciences, Inc.(b)(d)	89,619,829
40,390	Regeneron Pharmaceuticals, Inc.(b)(d)	14,561,403
121,755	Vertex Pharmaceuticals, Inc.(b)(d)	13,674,304

		278,333,504

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – 2.3%
48,836	Affiliated Managers Group, Inc.(c)(d)	$9,784,781
1,434,906	Charles Schwab Corp. (The)(c)	42,171,887
358,564	Eaton Vance Corp.(b)	13,528,620
238,355	Goldman Sachs Group, Inc. (The)(b)	43,754,827
471,928	Legg Mason, Inc.(b)	24,143,837
874,970	Morgan Stanley(b)	30,247,713
369,387	TD Ameritrade Holding Corp.(b)	12,326,444
239,841	Waddell & Reed Financial, Inc., Class A(b)	12,397,381

		188,355,490

	Chemicals – 2.5%
734,441	Dow Chemical Co. (The)(b)	38,514,086
578,103	E.I. du Pont de Nemours & Co.(b)	41,484,671
275,809	Eastman Chemical Co.(c)	22,310,190
333,458	LyondellBasell Industries NV, Class A(b)	36,233,546
325,892	Monsanto Co.(b)	36,666,109
369,523	Olin Corp.(b)	9,330,456
72,924	Potash Corp. of Saskatchewan, Inc.(b)	2,520,254
321,996	RPM International, Inc.(b)	14,740,977

		201,800,289

	Commercial Services & Supplies – 0.6%
163,755	ADT Corp. (The)(b)	5,806,752
329,275	R.R. Donnelley & Sons Co.(b)	5,419,867
355,932	Tyco International Ltd.(b)	15,863,889
451,602	Waste Management, Inc.(b)	21,464,643

		48,555,151

	Communications Equipment – 1.7%
2,568,536	Cisco Systems, Inc.(b)	64,650,051
238,994	Motorola Solutions, Inc.(b)	15,123,540
759,021	QUALCOMM, Inc.(c)	56,752,000
289,930	Telefonaktiebolaget LM Ericsson, Sponsored ADR(b)	3,650,219

		140,175,810

	Consumer Finance – 0.9%
576,089	American Express Co.(b)	50,430,831
420,000	Discover Financial Services(c)	27,043,800

		77,474,631

	Containers & Packaging – 0.4%
255,855	Avery Dennison Corp.(c)	11,423,926
401,958	MeadWestvaco Corp.(b)	16,456,160
116,207	Sonoco Products Co.(c)	4,565,773

		32,445,859

	Distributors – 0.3%
262,345	Genuine Parts Co.(b)	23,010,280

	Diversified Financial Services – 2.0%
928,849	Berkshire Hathaway, Inc., Class B(c)(d)	128,311,201
307,440	CME Group, Inc.(b)	24,581,365
117,117	FNFV Group(d)	1,611,530

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Financial Services – continued
62,753	IntercontinentalExchange, Inc.(b)	$12,239,973

		166,744,069

	Diversified Telecommunication Services – 2.3%
2,606,001	AT&T, Inc.(b)	91,835,475
689,306	Frontier Communications Corp.(c)	4,487,382
1,761,330	Verizon Communications, Inc.(c)	88,048,887

		184,371,744

	Electric Utilities – 1.2%
280,103	American Electric Power Co., Inc.(b)	14,624,178
781,903	Duke Energy Corp.(c)	58,462,887
78,779	Hawaiian Electric Industries, Inc.	2,091,582
349,751	OGE Energy Corp.(b)	12,979,260
314,976	Pepco Holdings, Inc.(b)	8,428,758

		96,586,665

	Electrical Equipment – 0.9%
450,687	Eaton Corp. PLC(b)	28,560,035
527,164	Emerson Electric Co.(b)	32,989,923
103,018	Hubbell, Inc., Class B(b)	12,416,760

		73,966,718

	Electronic Equipment, Instruments & Components – 0.4%
946,952	Corning, Inc.(b)	18,314,052
271,907	TE Connectivity Ltd.(b)	15,033,738

		33,347,790

	Energy Equipment & Services – 2.2%
344,431	Baker Hughes, Inc.(b)	22,408,681
38,656	CARBO Ceramics, Inc.(b)	2,289,595
122,633	Diamond Offshore Drilling, Inc.(b)	4,202,633
692,982	Halliburton Co.(b)	44,704,269
435,033	Patterson-UTI Energy, Inc.(b)	14,151,623
850,379	Schlumberger Ltd.(b)	86,475,041
50,275	Seventy Seven Energy, Inc.(d)	1,193,523
43,906	Tidewater, Inc.	1,713,651

		177,139,016

	Food & Staples Retailing – 2.0%
824,774	CVS Health(c)	65,643,763
859,731	Wal-Mart Stores, Inc.(b)	65,743,629
474,456	Walgreen Co.(b)	28,121,007

		159,508,399

	Food Products – 1.3%
752,986	ConAgra Foods, Inc.(b)	24,878,658
505,307	Kraft Foods Group, Inc.(b)	28,499,315
1,427,545	Mondelez International, Inc., Class A(b)	48,914,829

		102,292,802

	Gas Utilities – 0.3%
55,508	AGL Resources, Inc.(b)	2,849,781
190,728	National Fuel Gas Co.(c)	13,349,053

Shares	Description	Value (†)
Common Stocks – continued
	Gas Utilities – continued
89,069	ONE Gas, Inc.(b)	$3,050,613
132,988	WGL Holdings, Inc.(b)	5,601,454

		24,850,901

	Health Care Equipment & Supplies – 2.0%
953,531	Abbott Laboratories(b)	39,657,354
456,054	Baxter International, Inc.(b)	32,730,995
1,386,881	Boston Scientific Corp.(b)(d)	16,379,065
291,091	Covidien PLC(b)	25,182,282
21,324	Intuitive Surgical, Inc.(b)(d)	9,847,850
689,568	Medtronic, Inc.(b)	42,718,738

		166,516,284

	Health Care Providers & Services – 2.1%
452,780	Aetna, Inc.(b)	36,675,180
463,429	Express Scripts Holding Co.(b)(d)	32,731,990
134,644	HCA Holdings, Inc.(b)(d)	9,495,095
62,247	Patterson Cos., Inc.(b)	2,578,893
108,669	Quest Diagnostics, Inc.(c)	6,594,035
579,604	UnitedHealth Group, Inc.(b)	49,990,845
149,076	Universal Health Services, Inc., Class B(b)	15,578,442
161,554	WellPoint, Inc.(b)	19,325,090

		172,969,570

	Hotels, Restaurants & Leisure – 1.4%
375,874	International Game Technology(c)	6,340,994
134,209	Las Vegas Sands Corp.(b)	8,349,142
671,831	McDonald’s Corp.(c)	63,696,297
206,147	Melco Crown Entertainment Ltd., Sponsored ADR(c)	5,419,605
390,700	MGM Resorts International(b)(d)	8,900,146
63,679	Tim Hortons, Inc.(b)	5,018,542
336,921	Wendy’s Co. (The)(b)	2,782,967
94,720	Wynn Resorts Ltd.(b)	17,720,218

		118,227,911

	Household Durables – 0.8%
499,849	Leggett & Platt, Inc.(c)	17,454,727
553,591	Newell Rubbermaid, Inc.(c)	19,049,066
413,196	Toll Brothers, Inc.(c)(d)	12,875,187
58,726	Tupperware Brands Corp.(b)	4,054,443
78,507	Whirlpool Corp.(b)	11,434,545

		64,867,968

	Household Products – 2.0%
542,279	Colgate-Palmolive Co.(b)	35,367,436
282,581	Kimberly-Clark Corp.(b)	30,397,238
1,179,620	Procter & Gamble Co. (The)(b)	98,781,379

		164,546,053

	Industrial Conglomerates – 2.0%
363,646	3M Co.(c)	51,521,365
4,520,784	General Electric Co.(b)	115,822,486

		167,343,851

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – 2.7%
70,732	Aegon NV, NY Registered Shares, Sponsored ADR	$581,417
247,214	Aflac, Inc.(c)	14,400,215
526,212	Allstate Corp. (The)(b)	32,293,630
745,836	American International Group, Inc.(b)	40,290,061
181,454	Aon PLC(b)	15,908,072
279,299	Arthur J. Gallagher & Co.(b)	12,669,003
351,387	FNF Group(c)	9,747,475
360,066	Lincoln National Corp.(b)	19,292,336
508,491	Marsh & McLennan Cos., Inc.(b)	26,614,419
457,624	Old Republic International Corp.(c)	6,534,871
262,874	Principal Financial Group, Inc.(b)	13,792,999
190,624	Travelers Cos., Inc. (The)(b)	17,907,219
249,887	XL Group PLC(b)	8,288,752

		218,320,469

	Internet & Catalog Retail – 1.1%
211,419	Amazon.com, Inc.(b)(d)	68,169,942
17,631	Lands’ End, Inc.(d)	724,987
42,658	Netflix, Inc.(b)(d)	19,246,437

		88,141,366

	Internet Software & Services – 3.9%
207,722	Akamai Technologies, Inc.(b)(d)	12,421,776
45,124	Baidu, Inc., Sponsored ADR(c)(d)	9,847,410
645,242	eBay, Inc.(b)(d)	36,540,054
602,656	Facebook, Inc., Class A(b)(d)	47,633,930
142,912	Google, Inc., Class A(b)(d)	84,090,850
145,842	Google, Inc., Class C(b)(d)	84,203,337
42,254	LinkedIn Corp., Class A(c)(d)	8,779,959
236,066	VeriSign, Inc.(c)(d)	13,011,958
541,781	Yahoo!, Inc.(b)(d)	22,077,576

		318,606,850

	IT Services – 3.6%
640,636	Automatic Data Processing, Inc.(b)	53,224,039
159,578	Broadridge Financial Solutions, Inc.(b)	6,643,232
501,840	Cognizant Technology Solutions Corp., Class A(b)(d)	22,467,377
351,538	Fidelity National Information Services, Inc.(c)	19,791,589
405,335	International Business Machines Corp.(b)	76,944,743
785,565	Paychex, Inc.(b)	34,721,973
305,601	Visa, Inc., Class A(b)	65,206,085
759,391	Western Union Co. (The)(b)	12,180,632

		291,179,670

	Leisure Products – 0.2%
664,626	Mattel, Inc.(c)	20,370,787

	Life Sciences Tools & Services – 0.0%
20,800	Illumina, Inc.(b)(d)	3,409,536

	Machinery – 2.0%
313,508	Caterpillar, Inc.(b)	31,046,697
176,963	Cummins, Inc.(b)	23,355,577
204,439	Deere & Co.(b)	16,761,954

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – continued
220,115	Parker Hannifin Corp.(c)	$25,126,127
188,894	Pentair PLC(c)	12,370,668
109,186	Snap-on, Inc.(b)	13,220,241
154,201	SPX Corp.(b)	14,484,100
229,327	Stanley Black & Decker, Inc.(b)	20,361,944
99,972	Timken Co. (The)(b)	4,237,813

		160,965,121

	Media – 3.7%
1,331,178	Comcast Corp., Class A(b)	71,590,753
94,952	Liberty Global PLC, Class A(b)(d)	4,039,258
155,555	Liberty Global PLC, Series C(b)(d)	6,380,088
243,853	News Corp., Class B(b)(d)	3,933,349
346,360	Omnicom Group, Inc.(b)	23,850,350
2,399,600	Sirius XM Holdings, Inc.(b)(d)	8,374,604
223,521	Time Warner Cable, Inc.(b)	32,073,028
767,317	Time Warner, Inc.(b)	57,709,911
105,906	Time, Inc.(b)(d)	2,481,366
1,008,065	Walt Disney Co. (The)(b)	89,748,027

		300,180,734

	Metals & Mining – 1.0%
794,380	Alcoa, Inc.(b)	12,781,574
722,818	Freeport-McMoRan, Inc.(c)	23,600,008
373,483	Nucor Corp.(b)	20,272,657
205,799	Southern Copper Corp.(b)	6,101,940
499,488	Steel Dynamics, Inc.(b)	11,293,424
52,142	TimkenSteel Corp.(b)	2,424,082
117,586	Worthington Industries, Inc.(b)	4,376,551

		80,850,236

	Multi-Utilities – 1.3%
637,824	Ameren Corp.(b)	24,447,794
555,626	CenterPoint Energy, Inc.(c)	13,596,168
537,414	Consolidated Edison, Inc.(c)	30,449,877
117,913	Integrys Energy Group, Inc.(b)	7,643,121
861,486	Public Service Enterprise Group, Inc.(b)	32,081,739

		108,218,699

	Multiline Retail – 0.7%
311,717	Macy’s, Inc.(b)	18,135,695
279,529	Nordstrom, Inc.(c)	19,111,398
58,617	Sears Holdings Corp.(d)	1,478,907
348,544	Target Corp.(b)	21,846,738

		60,572,738

	Oil, Gas & Consumable Fuels – 7.6%
148,564	Cheniere Energy, Inc.(b)(d)	11,889,577
703,847	Chesapeake Energy Corp.(b)	16,181,443
980,846	Chevron Corp.(b)	117,034,545
82,600	Concho Resources, Inc.(b)(d)	10,357,214
977,930	ConocoPhillips(b)	74,831,204
480,635	CONSOL Energy, Inc.(b)	18,196,841
126,800	Continental Resources, Inc.(c)(d)	8,429,664

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
1,978,995	Exxon Mobil Corp.(b)	$186,124,480
104,546	Gulfport Energy Corp.(b)(d)	5,582,756
140,793	HollyFrontier Corp.(b)	6,149,838
582,279	Occidental Petroleum Corp.(b)	55,986,126
398,276	ONEOK, Inc.(b)	26,106,992
480,395	Phillips 66(b)	39,060,917
608,971	Southwestern Energy Co.(b)(d)	21,283,536
110,968	Statoil ASA, Sponsored ADR(b)	3,013,891
52,949	Total S.A., Sponsored ADR(b)	3,412,563
241,445	Valero Energy Corp.(c)	11,171,660
99,880	Whiting Petroleum Corp.(b)(d)	7,745,694

		622,558,941

	Personal Products – 0.1%
353,721	Avon Products, Inc.(b)	4,456,885
42,970	Herbalife Ltd.	1,879,937

		6,336,822

	Pharmaceuticals – 6.0%
869,278	AbbVie, Inc.(b)	50,209,497
1,023,330	Bristol-Myers Squibb Co.(b)	52,374,029
620,657	Eli Lilly & Co.(b)	40,249,607
119,517	GlaxoSmithKline PLC, Sponsored ADR(c)	5,494,197
1,374,252	Johnson & Johnson(b)	146,481,521
47,864	Mallinckrodt PLC(b)(d)	4,314,940
1,568,465	Merck & Co., Inc.(c)	92,978,605
3,284,362	Pfizer, Inc.(c)	97,118,584

		489,220,980

	Professional Services – 0.1%
72,152	Dun & Bradstreet Corp. (The)(b)	8,475,696

	REITs - Diversified – 0.5%
1,214,147	Duke Realty Corp.(b)	20,859,046
528,528	Liberty Property Trust(c)	17,578,841

		38,437,887

	REITs - Health Care – 0.5%
122,701	Healthcare Realty Trust, Inc.(b)	2,905,560
480,157	Senior Housing Properties Trust(c)	10,044,884
510,185	Ventas, Inc.(b)	31,605,961

		44,556,405

	REITs - Mortgage – 0.5%
882,714	American Capital Agency Corp.(b)	18,757,673
1,393,807	Annaly Capital Management, Inc.(b)	14,885,859
248,413	Hatteras Financial Corp.(b)	4,461,497

		38,105,029

	REITs - Office Property – 0.2%
527,080	American Realty Capital Properties, Inc.(c)	6,356,585
425,213	Mack-Cali Realty Corp.(b)	8,125,820

		14,482,405

Shares	Description	Value (†)
Common Stocks – continued
	Road & Rail – 0.7%
91,302	Avis Budget Group, Inc.(b)(d)	$5,011,567
11,517	Canadian Pacific Railway Ltd.	2,389,432
1,305,990	CSX Corp.(b)	41,870,039
410,257	Hertz Global Holdings, Inc.(b)(d)	10,416,425

		59,687,463

	Semiconductors & Semiconductor Equipment – 2.9%
663,475	Advanced Micro Devices, Inc.(b)(d)	2,262,450
293,513	Altera Corp.(c)	10,501,895
350,716	Analog Devices, Inc.(b)	17,356,935
1,061,530	Applied Materials, Inc.(b)	22,939,663
39,073	First Solar, Inc.(b)(d)	2,571,394
2,445,666	Intel Corp.(b)	85,158,090
308,428	Linear Technology Corp.(b)	13,691,119
348,068	Microchip Technology, Inc.(b)	16,439,252
495,418	Micron Technology, Inc.(b)(d)	16,973,021
421,440	NVIDIA Corp.(c)	7,775,568
147,144	Skyworks Solutions, Inc.(b)	8,541,709
392,402	Texas Instruments, Inc.(b)	18,713,651
288,156	Xilinx, Inc.(b)	12,203,407

		235,128,154

	Software – 3.8%
262,759	Activision Blizzard, Inc.(b)	5,462,760
428,334	Adobe Systems, Inc.(c)(d)	29,636,429
323,697	Autodesk, Inc.(b)(d)	17,835,705
3,672,347	Microsoft Corp.(b)	170,250,007
174,900	Nuance Communications, Inc.(b)(d)	2,696,083
1,716,996	Oracle Corp.(b)	65,726,607
567,178	Symantec Corp.(c)	13,334,355
230,100	TIBCO Software, Inc.(b)(d)	5,437,263

		310,379,209

	Specialty Retail – 2.4%
66,754	Abercrombie & Fitch Co., Class A(b)	2,425,840
274,896	American Eagle Outfitters, Inc.(b)	3,991,490
201,924	Best Buy Co., Inc.(b)	6,782,627
218,515	Foot Locker, Inc.(b)	12,160,360
359,908	Gap, Inc. (The)(c)	15,004,564
711,554	Home Depot, Inc. (The)(b)	65,277,964
214,662	L Brands, Inc.(b)	14,378,061
784,651	Lowe’s Cos., Inc.(b)	41,523,731
195,976	Tiffany & Co.(c)	18,874,449
287,832	TJX Cos., Inc. (The)(b)	17,031,019

		197,450,105

	Technology Hardware, Storage & Peripherals – 4.3%
2,778,856	Apple, Inc.(b)	279,969,742
980,752	EMC Corp.(b)	28,696,804
957,196	Hewlett-Packard Co.(b)	33,951,742
217,468	Seagate Technology PLC(c)	12,454,392

		355,072,680

Shares	Description	Value (†)
Common Stocks – continued
	Thrifts & Mortgage Finance – 0.2%
787,432	New York Community Bancorp, Inc.(b)	$12,496,546

	Tobacco – 1.6%
1,128,857	Altria Group, Inc.(b)	51,859,690
674,727	Philip Morris International, Inc.(c)	56,272,232
380,511	Reynolds American, Inc.(b)	22,450,149
175,898	Vector Group Ltd.(c)	3,901,420

		134,483,491

	Trading Companies & Distributors – 0.1%
100,218	GATX Corp.(b)	5,849,725

	Wireless Telecommunication Services – 0.0%
14,867	SBA Communications Corp., Class A(d)	1,648,750

	Total Common Stocks (Identified Cost $4,895,338,908)	8,053,579,752

Contracts
Purchased Options – 0.3%
	Index Options – 0.3%
6,973	On S&P 500® Index, Put expiring October 18, 2014 at 1775(e)	906,490
7,660	On S&P 500® Index, Put expiring October 18, 2014 at 1800(e)	1,340,500
6,625	On S&P 500® Index, Put expiring October 18, 2014 at 1825(e)	1,556,875
6,642	On S&P 500® Index, Put expiring November 22, 2014 at 1800(e)	6,243,480
7,056	On S&P 500® Index, Put expiring November 22, 2014 at 1825(e)	8,184,960
5,559	On S&P 500® Index, Put expiring December 20, 2014 at 1800(e)	9,005,580

	Total Purchased Options (Identified Cost $40,141,038)	27,237,885

Principal Amount
Short-Term Investments – 2.1%
$168,819,843	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2014 at 0.000% to be repurchased at $168,819,843 on 10/01/2014 collateralized by $50,000,000 Federal Home Loan Mortgage Corp., 2.000% due 7/30/2019 valued at $50,375,000; $32,195,000 U.S. Treasury Note, 3.625% due 8/15/2019 valued at $35,132,794; $87,000,000 U.S. Treasury Note, 0.875% due 7/31/2019 valued at $83,411,250; $3,300,000 U.S. Treasury Note, 1.500% due 5/31/2019 valued at $3,279,375 including accrued interest(f) (Identified Cost $168,819,843)	168,819,843

	Total Investments – 100.9% (Identified Cost $5,104,299,789)(a)	8,249,637,480
	Other assets less liabilities – (0.9)%	(73,578,599)

	Net Assets – 100.0%	$8,176,058,881

Contracts
Written Options – (1.1%)
	Index Options – (1.1%)
4,627	On S&P 500® Index, Call expiring October 03, 2014 at 1985(e)	$(2,406,040)
3,817	On S&P 500® Index, Call expiring October 10, 2014 at 2010(e)	(1,030,590)
9,672	On S&P 500® Index, Call expiring October 18, 2014 at 1950(e)	(36,415,080)
4,818	On S&P 500® Index, Call expiring October 18, 2014 at 1975(e)	(10,093,710)
4,685	On S&P 500® Index, Call expiring October 18, 2014 at 1985(e)	(7,214,900)

Contracts	Description	Value (†)
Written Options – continued
	Index Options – continued
3,812	On S&P 500® Index, Call expiring October 18, 2014 at 2000(e)	$(3,354,560)
4,677	On S&P 500® Index, Call expiring November 22, 2014 at 1975(e)	(17,000,895)
4,407	On S&P 500® Index, Call expiring November 22, 2014 at 2000(e)	(10,114,065)

	Total Written Options (Premiums Received $117,374,804)	$(87,629,840)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Exchange-traded index options are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value index options using the closing rotation values published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2014, purchased options were fair valued at $27,237,885 and written options were fair valued at ($87,629,840) using the closing rotation values published by the CBOE.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2014, the net unrealized appreciation on investments based on a cost of $5,104,299,789 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,215,834,835
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(70,497,144)

Net unrealized appreciation	$3,145,337,691

At December 31, 2013, the Fund had a short-term capital loss carryforward of $2,214,983,684 of which $75,883,641 expires on December 31, 2014, $1,005,056,628 expires on December 31, 2017, $393,591,402 expires on December 31, 2018 and $740,452,013 with no expiration date and a long-term capital loss carryforward of $223,142,508 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

Capital losses may be utilized to offset future capital gains until expiration. The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital loss carryforwards to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date may expire unused.

(b)	All of this security has been pledged as collateral for outstanding call options.

(c)	A portion of this security has been pledged as collateral for outstanding call options.

(d)	Non-income producing security.

(e)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options.

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

(f)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 - quoted prices in active markets for identical assets or liabilities;

•Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,053,579,752	$—	$—	$8,053,579,752
Purchased Options*	—	27,237,885	—	27,237,885
Short-Term Investments	—	168,819,843	—	168,819,843

Total	$8,053,579,752	$196,057,728	$—	$8,249,637,480

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(87,629,840)	$—	$(87,629,840)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2014, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options and purchasing index put options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended September 30, 2014, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of September 30, 2014:

Assets	Investments at value[1]
Exchange traded/cleared asset derivatives
Equity contracts	$27,237,885

Liabilities	Options written at value
Exchange traded/cleared liability derivatives
Equity contracts	$(87,629,840)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2014 (Unaudited)

Oil, Gas & Consumable Fuels	7.6%
Pharmaceuticals	6.0
Banks	5.7
Technology Hardware, Storage & Peripherals	4.3
Internet Software & Services	3.9
Software	3.8
Media	3.7
IT Services	3.6
Biotechnology	3.4
Semiconductors & Semiconductor Equipment	2.9
Insurance	2.7
Chemicals	2.5
Specialty Retail	2.4
Beverages	2.3
Aerospace & Defense	2.3
Capital Markets	2.3
Diversified Telecommunication Services	2.3
Energy Equipment & Services	2.2
Health Care Providers & Services	2.1
Industrial Conglomerates	2.0
Diversified Financial Services	2.0
Health Care Equipment & Supplies	2.0
Household Products	2.0
Machinery	2.0
Food & Staples Retailing	2.0
Other Investments, less than 2% each	20.8
Short-Term Investments	2.1

Total Investments	100.9
Other assets less liabilities (including open written options)	(0.9)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2014 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks – 97.1% of Net Assets
	Aerospace & Defense – 2.3%
125	B/E Aerospace, Inc.(b)	$10,491
500	Boeing Co. (The)	63,690
250	Lockheed Martin Corp.	45,695
323	Northrop Grumman Corp.	42,559
133	Precision Castparts Corp.	31,505
371	Raytheon Co.	37,701

		231,641

	Air Freight & Logistics – 0.4%
275	FedEx Corp.	44,399

	Airlines – 0.4%
1,000	Delta Air Lines, Inc.	36,150

	Auto Components – 0.5%
525	Johnson Controls, Inc.	23,100
200	Lear Corp.	17,282
109	TRW Automotive Holdings Corp.(b)	11,036

		51,418

	Automobiles – 0.7%
2,625	Ford Motor Co.	38,824
975	General Motors Co.	31,141

		69,965

	Banks – 6.0%
1,070	Banco Santander S.A., Sponsored ADR	10,165
6,150	Bank of America Corp.	104,857
1,750	Citigroup, Inc.	90,685
575	Comerica, Inc.	28,670
1,575	Fifth Third Bancorp	31,531
200	First Republic Bank	9,876
2,900	Huntington Bancshares, Inc.	28,217
2,175	JPMorgan Chase & Co.	131,022
743	SunTrust Banks, Inc.	28,256
2,673	Wells Fargo & Co.	138,649

		601,928

	Beverages – 2.0%
2,450	Coca-Cola Co. (The)	104,517
1,000	PepsiCo, Inc.	93,090

		197,607

	Biotechnology – 2.6%
475	Amgen, Inc.	66,718
150	Biogen Idec, Inc.(b)	49,622
550	Celgene Corp.(b)	52,129
900	Gilead Sciences, Inc.(b)	95,805

		264,274

Shares	Description	Value (†)
Common Stocks – continued
	Building Products – 0.2%
425	Fortune Brands Home & Security, Inc.	$17,472

	Capital Markets – 2.2%
1,150	Bank of New York Mellon Corp. (The)	44,540
1,110	Charles Schwab Corp. (The)	32,623
300	Goldman Sachs Group, Inc. (The)	55,071
1,125	Morgan Stanley	38,891
376	Raymond James Financial, Inc.	20,146
472	SEI Investments Co.	17,063
400	TD Ameritrade Holding Corp.	13,348

		221,682

	Chemicals – 2.8%
110	Agrium, Inc.	9,789
200	Air Products & Chemicals, Inc.	26,036
120	Ashland, Inc.	12,492
175	Celanese Corp., Series A	10,241
900	Dow Chemical Co. (The)	47,196
650	E.I. du Pont de Nemours & Co.	46,644
400	Huntsman Corp.	10,396
225	International Flavors & Fragrances, Inc.	21,573
370	LyondellBasell Industries NV, Class A	40,204
375	Monsanto Co.	42,191
124	Rockwood Holdings, Inc.	9,480

		276,242

	Commercial Services & Supplies – 0.3%
680	Waste Management, Inc.	32,320

	Communications Equipment – 1.7%
3,450	Cisco Systems, Inc.	86,837
1,124	QUALCOMM, Inc.	84,041

		170,878

	Construction & Engineering – 0.1%
225	Chicago Bridge & Iron Co.	13,016

	Consumer Finance – 1.1%
425	Ally Financial, Inc.(b)	9,835
650	American Express Co.	56,901
425	Capital One Financial Corp.	34,688
437	Synchrony Financial(b)	10,728

		112,152

	Containers & Packaging – 0.3%
450	Crown Holdings, Inc.(b)	20,034
197	Packaging Corp. of America	12,573

		32,607

	Diversified Financial Services – 1.5%
1,050	Berkshire Hathaway, Inc., Class B(b)	145,047

	Diversified Telecommunication Services – 2.5%
2,998	AT&T, Inc.	105,649
575	CenturyLink, Inc.	23,512

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – continued
2,412	Verizon Communications, Inc.	$120,576

		249,737

	Electric Utilities – 1.2%
1,025	American Electric Power Co., Inc.	53,515
637	OGE Energy Corp.	23,639
1,296	PPL Corp.	42,561

		119,715

	Electrical Equipment – 0.7%
825	Emerson Electric Co.	51,629
354	Sensata Technologies Holding NV(b)	15,760

		67,389

	Electronic Equipment, Instruments & Components – 0.3%
450	Avnet, Inc.	18,675
1,025	Flextronics International Ltd.(b)	10,568

		29,243

	Energy Equipment & Services – 2.0%
750	Halliburton Co.	48,382
395	National Oilwell Varco, Inc.	30,060
278	Oceaneering International, Inc.	18,117
874	Schlumberger Ltd.	88,877
626	Seadrill Ltd.	16,752

		202,188

	Food & Staples Retailing – 1.8%
350	Costco Wholesale Corp.	43,862
800	CVS Health	63,672
848	Sysco Corp.	32,181
666	Walgreen Co.	39,474

		179,189

	Food Products – 1.6%
125	Bunge Ltd.	10,529
775	General Mills, Inc.	39,098
600	Kellogg Co.	36,960
600	Kraft Foods Group, Inc.	33,840
1,200	Mondelez International, Inc., Class A	41,112

		161,539

	Gas Utilities – 0.3%
858	UGI Corp.	29,249

	Health Care Equipment & Supplies – 1.9%
1,100	Abbott Laboratories	45,749
475	Covidien PLC	41,092
925	Medtronic, Inc.	57,304
216	ResMed, Inc.	10,642
371	Zimmer Holdings, Inc.	37,304

		192,091

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – 2.0%
550	Express Scripts Holding Co.(b)	$38,847
200	McKesson Corp.	38,934
299	Omnicare, Inc.	18,616
736	UnitedHealth Group, Inc.	63,480
354	WellPoint, Inc.	42,345

		202,222

	Hotels, Restaurants & Leisure – 1.8%
200	Las Vegas Sands Corp.	12,442
700	McDonald’s Corp.	66,367
567	Starbucks Corp.	42,786
325	Starwood Hotels & Resorts Worldwide, Inc.	27,043
374	Yum! Brands, Inc.	26,921

		175,559

	Household Durables – 0.5%
250	Jarden Corp.(b)	15,027
875	Leggett & Platt, Inc.	30,555

		45,582

	Household Products – 2.1%
225	Church & Dwight Co., Inc.	15,786
350	Clorox Co. (The)	33,614
335	Kimberly-Clark Corp.	36,036
1,457	Procter & Gamble Co. (The)	122,009

		207,445

	Industrial Conglomerates – 2.2%
525	3M Co.	74,382
5,750	General Electric Co.	147,315

		221,697

	Insurance – 2.6%
1,000	American International Group, Inc.	54,020
550	Arch Capital Group Ltd.(b)	30,096
500	Chubb Corp. (The)	45,540
750	Cincinnati Financial Corp.	35,288
975	MetLife, Inc.	52,377
533	Prudential Financial, Inc.	46,872

		264,193

	Internet & Catalog Retail – 1.5%
250	Amazon.com, Inc.(b)	80,610
450	Liberty Interactive Corp., Class A(b)	12,834
45	Priceline Group, Inc. (The)(b)	52,136

		145,580

	Internet Software & Services – 3.0%
110	Alibaba Group Holding Ltd., Sponsored ADR(b)	9,773
775	eBay, Inc.(b)	43,888
1,100	Facebook, Inc., Class A(b)	86,944
175	Google, Inc., Class A(b)	102,993
100	Google, Inc., Class C(b)	57,735

		301,333

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – 2.9%
500	Accenture PLC, Class A	$40,660
500	International Business Machines Corp.	94,915
725	MasterCard, Inc., Class A	53,592
785	Paychex, Inc.	34,697
329	Visa, Inc., Class A	70,199

		294,063

	Leisure Products – 0.1%
94	Polaris Industries, Inc.	14,080

	Life Sciences Tools & Services – 0.5%
50	Illumina, Inc.(b)	8,189
327	Thermo Fisher Scientific, Inc.	39,796

		47,985

	Machinery – 1.6%
475	Caterpillar, Inc.	47,039
250	Colfax Corp.(b)	14,243
250	Cummins, Inc.	32,995
700	Ingersoll-Rand PLC	39,452
220	Trinity Industries, Inc.	10,278
202	WABCO Holdings, Inc.(b)	18,372

		162,379

	Media – 3.6%
1,550	Comcast Corp., Class A	83,374
350	DIRECTV(b)	30,282
209	Time Warner Cable, Inc.	29,989
613	Time Warner, Inc.	46,104
1,250	Twenty-First Century Fox, Inc., Class A	42,863
414	Viacom, Inc., Class B	31,849
1,025	Walt Disney Co. (The)	91,256

		355,717

	Metals & Mining – 0.4%
649	Nucor Corp.	35,228

	Multi-Utilities – 1.2%
875	Alliant Energy Corp.	48,484
752	PG&E Corp.	33,870
1,048	Public Service Enterprise Group, Inc.	39,027

		121,381

	Multiline Retail – 0.8%
500	Nordstrom, Inc.	34,185
736	Target Corp.	46,132

		80,317

	Oil, Gas & Consumable Fuels – 7.6%
425	Anadarko Petroleum Corp.	43,112
325	Canadian Natural Resources Ltd.	12,623
1,175	Chevron Corp.	140,201
100	Concho Resources, Inc.(b)	12,539
950	ConocoPhillips	72,694

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
250	Continental Resources, Inc.(b)	$16,620
600	Encana Corp.	12,726
500	EOG Resources, Inc.	49,510
2,502	Exxon Mobil Corp.	235,313
200	HollyFrontier Corp.	8,736
572	Occidental Petroleum Corp.	54,998
521	Phillips 66	42,362
542	Spectra Energy Corp.	21,279
180	Whiting Petroleum Corp.(b)	13,959
494	Williams Cos., Inc. (The)	27,343

		764,015

	Paper & Forest Products – 0.2%
500	International Paper Co.	23,870

	Pharmaceuticals – 6.1%
1,000	AbbVie, Inc.	57,760
175	Actavis PLC(b)	42,233
175	Allergan, Inc.	31,183
1,000	Bristol-Myers Squibb Co.	51,180
650	Eli Lilly & Co.	42,153
1,634	Johnson & Johnson	174,168
1,721	Merck & Co., Inc.	102,021
3,797	Pfizer, Inc.	112,277

		612,975

	Professional Services – 0.2%
225	Manpowergroup, Inc.	15,773

	REITs - Apartments – 0.5%
497	Apartment Investment & Management Co., Class A	15,815
127	Essex Property Trust, Inc.	22,701
466	UDR, Inc.	12,698

		51,214

	REITs - Diversified – 0.8%
348	American Tower Corp.	32,583
315	Crown Castle International Corp.	25,367
949	Duke Realty Corp.	16,304

		74,254

	REITs - Mortgage – 0.3%
676	American Capital Agency Corp.	14,372
1,515	Annaly Capital Management, Inc.	16,180

		30,552

	REITs - Office Property – 0.2%
208	SL Green Realty Corp.	21,075

	REITs - Shopping Centers – 0.2%
1,126	DDR Corp.	18,838

	REITs - Single Tenant – 0.1%
297	Realty Income Corp.	12,115

Shares	Description	Value (†)
Common Stocks – continued
	REITs – Storage – 0.2%
328	Extra Space Storage, Inc.	$16,915

	Road & Rail – 1.0%
1,225	CSX Corp.	39,273
250	J.B. Hunt Transport Services, Inc.	18,503
350	Norfolk Southern Corp.	39,060

		96,836

	Semiconductors & Semiconductor Equipment – 2.6%
625	Analog Devices, Inc.	30,931
1,400	Applied Materials, Inc.	30,254
2,900	Intel Corp.	100,978
725	Linear Technology Corp.	32,183
396	Maxim Integrated Products, Inc.	11,975
134	NXP Semiconductors NV(b)	9,170
932	Texas Instruments, Inc.	44,447

		259,938

	Software – 3.6%
400	Adobe Systems, Inc.(b)	27,676
225	Check Point Software Technologies Ltd.(b)	15,577
4,807	Microsoft Corp.	222,852
2,080	Oracle Corp.	79,622
156	ServiceNow, Inc.(b)	9,170
122	Workday, Inc., Class A(b)	10,065

		364,962

	Specialty Retail – 2.2%
90	Advance Auto Parts, Inc.	11,727
300	Foot Locker, Inc.	16,695
900	Home Depot, Inc. (The)	82,566
817	Lowe’s Cos., Inc.	43,236
94	Signet Jewelers Ltd.	10,708
673	TJX Cos., Inc. (The)	39,821
181	Williams-Sonoma, Inc.	12,049

		216,802

	Technology Hardware, Storage & Peripherals – 4.5%
3,450	Apple, Inc.	347,587
1,600	EMC Corp.	46,816
1,200	Hewlett-Packard Co.	42,564
326	NCR Corp.(b)	10,892

		447,859

	Textiles, Apparel & Luxury Goods – 0.6%
100	Hanesbrands, Inc.	10,744
573	NIKE, Inc., Class B	51,112

		61,856

	Thrifts & Mortgage Finance – 0.2%
1,019	New York Community Bancorp, Inc.	16,172

	Tobacco – 1.6%
1,650	Altria Group, Inc.	75,801

Shares	Description	Value (†)
Common Stocks – continued
	Tobacco – continued
1,056	Philip Morris International, Inc.	$88,070

		163,871

	Water Utilities – 0.2%
350	American Water Works Co., Inc.	16,881

	Total Common Stocks (Identified Cost $9,714,076)	9,710,672

Principal Amount
Short-Term Investments – 100.1%
$10,002,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2014 at 0.000% to be repurchased at $10,002,000 on 10/01/2014 collateralized by $10,280,000 U.S. Treasury Note, 2.125% due 9/30/2021 valued at $10,202,900 including accrued interest(c) (Identified Cost $10,002,000)	10,002,000

	Total Investments – 197.2% (Identified Cost $19,716,076)(a)	19,712,672
	Other assets less liabilities – (97.2)%	(9,716,523)

	Net Assets – 100.0%	$9,996,149

Contracts
Written Options – (1.1%)
	Index Options – (1.1%)
5	On S&P 500® Index, Call expiring October 10, 2014 at 2010(d)	$(1,350)
11	On S&P 500® Index, Call expiring October 18, 2014 at 1950(d)	(41,415)
9	On S&P 500® Index, Call expiring October 18, 2014 at 1975(d)	(18,855)
8	On S&P 500® Index, Call expiring October 18, 2014 at 1985(d)	(12,320)
5	On S&P 500® Index, Call expiring October 18, 2014 at 2000(d)	(4,400)
6	On S&P 500® Index, Call expiring November 22, 2014 at 1975(d)	(21,810)
5	On S&P 500® Index, Call expiring November 22, 2014 at 2000(d)	(11,475)

	Total Written Options (Premiums Received $109,178)	$(111,625)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Exchange-traded index options are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value index options using the closing rotation values published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2014, written options were fair valued at ($111,625) using the closing rotation values published by the CBOE.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At September 30, 2014, the net unrealized depreciation on investments based on a cost of $19,716,076 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$23
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,427)

Net unrealized depreciation	$(3,404)

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options.

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 - quoted prices in active markets for identical assets or liabilities;

•Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$9,710,672	$—	$—	$9,710,672
Short-Term Investments	—	10,002,000	—	10,002,000

Total	$9,710,672	$10,002,000	$—	$19,712,672

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(111,625)	$—	$(111,625)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2014, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include written index call options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. During the period ended September 30, 2014, written index call options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of September 30, 2014:

Liabilities	Options written at value
Exchange traded/cleared liability derivatives
Equity contracts	$(111,625)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2014 (Unaudited)

Oil, Gas & Consumable Fuels	7.6%
Pharmaceuticals	6.1
Banks	6.0
Technology Hardware, Storage & Peripherals	4.5
Software	3.6
Media	3.6
Internet Software & Services	3.0
IT Services	2.9
Chemicals	2.8
Biotechnology	2.6
Insurance	2.6
Semiconductors & Semiconductor Equipment	2.6
Diversified Telecommunication Services	2.5
Aerospace & Defense	2.3
Industrial Conglomerates	2.2
Capital Markets	2.2
Specialty Retail	2.2
Household Products	2.1
Health Care Providers & Services	2.0
Energy Equipment & Services	2.0
Beverages	2.0
Other Investments, less than 2% each	29.7
Short-Term Investments	100.1

Total Investments	197.2
Other assets less liabilities (including open written options)	(97.2)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2014

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 21, 2014